INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
LifeSci Acquisition II Corp
INITIAL PUBLIC OFFERING

NOTE 4. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 8,009,041 Public Shares, which includes the partial exercise by the underwriters of their over-allotment option in the amount of 509,041 Public Shares, at a purchase price of $10.00 per Public Share.

NOTE 4. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 8,009,041 Public Shares, which includes the partial exercise by the underwriters of their over-allotment option in the amount of 509,041 Public Shares, at a purchase price of $10.00 per Public Share.